(Vanguard Explorer Value Fund Participant) (Vanguard Explorer Value Fund, Vanguard Explorer Value Fund - Investor Shares)	12 Months Ended
Aug. 31, 2012
Vanguard Explorer Value Fund | Vanguard Explorer Value Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.04%